ASSET RETIREMENT OBLIGATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of January 1	$ 123,414
Changes in estimates	749,682
Accretion expense	107,472	$ 116,283
Foreign currency translation gain (loss)	(2,933)	7,131
Balance as of December 31,	$ 977,635	$ 123,414